Document and Entity Information	Jun. 26, 2017
Prospectus:
Document Type	497
Document Period End Date	Jun. 26, 2017
Registrant Name	ANCHOR SERIES TRUST
Central Index Key	0000726735
Amendment Flag	false
Document Creation Date	Jun. 26, 2017
Document Effective Date	Jun. 26, 2017
Prospectus Date	May 01, 2017
Government and Quality Bond Portfolio | Class 1
Prospectus:
Trading Symbol	ASGQA
Government and Quality Bond Portfolio | Class 2
Prospectus:
Trading Symbol	ASGQB